Investments in associates and joint ventures (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
La Rural S.A. [Member]
Statement [Line Items]
Ownership interest percentage	50.00%	50.00%	50.00%
Value of group interest in equity	$ 37,836	$ 28,070
Group's interest in comprehensive income/(loss)	$ 16,055	$ 14,924	$ 14,081
BHSA [Member]
Statement [Line Items]
Ownership interest percentage	29.12%	29.12%	29.89%
Value of group interest in equity	$ 190,441	$ 178,740
Group's interest in comprehensive income/(loss)	$ 15,784	$ 18,215	$ 54,463
Agro Uranga S.A. [Member]
Statement [Line Items]
Ownership interest percentage	34.86%	34.86%	34.86%
Value of group interest in equity	$ 10,462	$ 9,798
Group's interest in comprehensive income/(loss)	$ 1,342	$ 712	$ 2,691
New Lipstick [Member]
Statement [Line Items]
Ownership interest percentage	49.96%	49.96%	49.96%
Value of group interest in equity	$ 3,248	$ 1,966
Group's interest in comprehensive income/(loss)	$ 1,281	$ (45)	$ (57)
Nuevo Puerto Santa Fe [Member]
Statement [Line Items]
Ownership interest percentage	50.00%	50.00%	50.00%
Value of group interest in equity	$ 9,755	$ 11,356
Group's interest in comprehensive income/(loss)	$ 1,399	$ 3,587	$ 544
GCDI [Member]
Statement [Line Items]
Ownership interest percentage	0.00%	0.00%	27.39%
Value of group interest in equity	$ 0	$ 0
Group's interest in comprehensive income/(loss)	0	693	$ (10,574)
Other Associates And Joint Ventures [Member]
Statement [Line Items]
Value of group interest in equity	8,991	5,559
Group's interest in comprehensive income/(loss)	2,536	(3,414)	(2,984)
Total Associates And Joint Ventures [Member]
Statement [Line Items]
Value of group interest in equity	276,265	250,238
Group's interest in comprehensive income/(loss)	$ 39,181	$ 35,273	$ 62,580
BACS [Member]
Statement [Line Items]
Ownership interest percentage	37.72%	37.72%	56.35%
Value of group interest in equity	$ 15,532	$ 14,749
Group's interest in comprehensive income/(loss)	$ 784	$ 601	$ 4,416